                                                        ------------------------
                                                              OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0570
                                                        Expires: August 31, 2010
                                                        Estimated average burden
                                                        hours per response: 18.9
                                                       -------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21792

                      AIM Core Allocation Portfolio Series
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 2/29/08

Item 1. Reports to Stockholders.

[Invesco Aim LOGO]   AIM CORE ALLOCATION PORTFOLIO SERIES
- SERVICE MARK -     SERIES C AND SERIES M
                     Semiannual Report to Shareholders   February 29, 2008

THE FUNDS ARE USED EXCLUSIVELY FOR SEPARATELY MANAGED ACCOUNTS (E.G., WRAP FEE OR CERTAIN OTHER PROGRAMS) ADVISED OR SUB-ADVISED BY INVESCO AIM ADVISORS, INC. (THE ADVISOR OR INVESCO AIM) OR ITS AFFILIATES FOR WHOM INVESCO AIM OR ITS AFFILIATES HAS A CORE FIXED INCOME MANDATE. THE FUNDS ARE DESIGNED TO BE A PORTION (ALTHOUGH NOT THE WHOLE) OF A CORE FIXED INCOME PORTFOLIO. INVESCO AIM HAS ENGAGED THE SERVICES OF INVESCO INSTITUTIONAL (N.A.), INC. (THE SUB-ADVISOR OR INVESCO) TO PROVIDE SUB-ADVISORY SERVICES TO THE FUNDS.

AIM Investments became    2    Fund performance
INVESCO AIM on March      3    Letter to shareholders
31, 2008.                 4    Schedule of investments
                          8    Financial statements
For more details, go to   12   Notes to financial statements
invescoaim.com            18   Financial highlights
                          20   Fund expenses

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

FUND PERFORMANCE

PERFORMANCE SUMMARY

For the six months ended February 29, 2008, Series C and Series M, at net asset value (NAV), returned 7.32% and 4.13%, respectively. The Funds are a component of Invesco Full Discretion Core product, and therefore have no benchmark indexes. The benchmark index for Invesco Full Discretion Core product is the Lehman Brothers U.S. Aggregate Bond Index-, which returned 5.67% for the six months ended February 29, 2008.

Source: -Lipper Inc.

The LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX covers U.S. investment-grade fixed-rate bonds with components for government and corporate securities, mortgage pass-throughs, and asset-backed securities.

     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

AVERAGE ANNUAL TOTAL RETURNS
As of 2/29/08

SERIES C
Inception (12/30/05)   7.00%
   1 Year              8.08
SERIES M
Inception (12/30/05)   4.73%
   1 Year              5.02

AVERAGE ANNUAL TOTAL RETURNS
As of 12/31/07, the most recent calendar quarter-end

SERIES C
Inception (12/30/05)   6.03%
   1 Year              7.84
SERIES M
Inception (12/30/05)   4.53%
   1 Year              5.27

     THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE CONTACT YOUR SEPARATELY MANAGED ACCOUNT ISSUER OR FINANCIAL ADVISOR FOR THE MOST RECENT MONTH-END PERFORMANCE. PERFORMANCE FIGURES REFLECT FUND EXPENSES, REINVESTED DISTRIBUTIONS AND CHANGES IN NET ASSET VALUE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.

     THE NET ANNUAL FUND OPERATING EXPENSE RATIO SET FORTH IN THE MOST RECENT FUND PROSPECTUS AS OF THE DATE OF THIS REPORT FOR SERIES C AND SERIES M WAS 0.00% AND 0.00%, RESPECTIVELY.(1) THE TOTAL ANNUAL FUND OPERATING EXPENSE RATIO SET FORTH IN THE MOST RECENT FUND PROSPECTUS AS OF THE DATE OF THIS REPORT FOR SERIES C AND SERIES M WAS 0.23% AND 0.23%, RESPECTIVELY.

     THE FUNDS ARE USED EXCLUSIVELY FOR SEPARATELY MANAGED ACCOUNTS ADVISED OR SUB-ADVISED BY INVESCO AIM ADVISORS, INC. OR ITS AFFILIATES FOR WHOM INVESCO AIM OR ITS AFFILIATES HAS A CORE FIXED INCOME MANDATE. THE FUNDS ARE DESIGNED TO BE A PORTION OF A CORE FIXED INCOME PORTFOLIO. YOU CANNOT PURCHASE SHARES OF THE FUND DIRECTLY.

     PERFORMANCE FIGURES GIVEN REPRESENT THE FUNDS AND ARE NOT INTENDED TO REFLECT ACTUAL SEPARATELY MANAGED ACCOUNT VALUES. THEY DO NOT REFLECT CHARGES ASSESSED IN CONNECTION WITH A SEPARATELY MANAGED ACCOUNT. CHARGES, EXPENSES AND FEES, WHICH ARE DETERMINED BY THE SEPARATELY MANAGED ACCOUNT ISSUER, WILL VARY AND WILL LOWER THE TOTAL RETURN.

(1) Invesco Aim has agreed to irrevocably waive all fees and pay all operating expenses, except for (i) all brokers' commissions, issue and transfer taxes, foreign taxes and other costs chargeable to AIM Core Allocation Portfolio Series (the Trust) of the Fund in connection with securities transactions to which the Trust or the Fund is a party or in connection with securities owned by the Trust or the Fund; (ii) costs, including interest expense, of borrowing money; and (iii) extraordinary items such as litigation costs authorized by the Board of Trustees.


2 AIM CORE ALLOCATION PORTFOLIO SERIES

[CROCKETT PHOTO]

Bruce Crockett

Dear Fellow AIM Fund Shareholders:

The lines of communication are open: More than 250 of you have responded to the invitation I extended in my previous letter to complete an online survey, and more than 50 shareholders have contacted me directly by e-mail. When I could respond quickly and easily to a shareholder's specific concern I did, but the messages for the most part raised consistent issues that I respond to here.

     I have received many suggestions, a few complaints, and one offer to buy a gold mine! In general, your letters expressed an appreciation for transparency, frankness and the opportunity to comment. Nevertheless, several shareholders found room for improvement in communications. Some would like more concise letters while others would prefer reports to be more customized for their particular information needs. With these reports going to tens of thousands of people, shareholder communications necessarily have to cover those issues common to a diverse population as well as the information required by law. The ability to change or further customize letters and reports is also affected by technology, timeliness and cost.

     Online survey responders preferred electronic communications to paper at a ratio of 63% to 37%. Direct responders expressed more of a preference for paper, especially for long reports. Electronic communications are more cost-effective than paper communications that have to be printed and mailed, so I encourage those who have resisted electronic communications to give them a try.

     The correspondence shows that improving fund performance and reducing shareholder costs remain the key shareholder concerns. Several letters noted individual funds where performance had changed for the better, while others remained dissatisfied with the returns from funds they hold. Although 75% of the online survey responders wanted to see more overall fund performance data in these letters, and 58% wanted more information on individual funds, Securities and Exchange Commission (SEC) and Financial Industry Regulatory Authority (FINRA) rules are very specific about the way fund performance can be discussed in print. Respect for those rules prevents me from commenting on individual funds or very recent results here, but I can assure you that your Board and all of its Investments subcommittees continue to work with Invesco Aim to make improved performance a top priority for all fund managers.

     Expense levels came up as another dominant issue, and no respondent felt these were too low. Several shareholders questioned the need for 12b-1 fees, which cover the cost of distributing fund shares and thereby help the fund to attract new assets. Your Board reviews the funds' 12b-1 fees annually with the shareholders' best interests in mind. While your Board keeps its eye on containing or lowering these fees wherever possible, we also are mindful that 12b-1 fees may be necessary in order to maintain an effective distribution system for fund shares.

     The value of communication between the Board and shareholders has been noted within and beyond the Invesco Aim community. In the online survey, 87% of the respondents felt it was either somewhat or very important to hear directly from the Board, with 55% saying it was very important. Morningstar--TRADEMARK--, the mutual fund tracking company, also commented favorably on this channel of communication in its fall 2007 update of fund stewardship grades, where Invesco Aim was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07).

     In other news, Ruth Quigley retired from your Board at the end of 2007, and we thank her for her many years of dedicated service. Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation Committee, which Ruth used to chair, has been reorganized as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition, Prema Mathai-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee.

     Your Board looks forward to another year of diligent effort on your behalf, and we are even more strongly motivated by your feedback. The invitation remains open to e-mail me at bruce@brucecrockett.com. I look forward to hearing from you.

Sincerely,


/s/ Bruce L. Crockett
---------------------------------
Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

APRIL 16, 2008


3 AIM CORE ALLOCATION PORTFOLIO SERIES

PORTFOLIO COMPOSITION

By security type, based on Total Investments as of February 29, 2008



-------------------------------------------------------------------------
U.S. Dollar Denominated Bonds & Notes                                36.7%
-------------------------------------------------------------------------
U.S. Treasury Securities                                             32.6
-------------------------------------------------------------------------
U.S. Mortgage-Backed Securities                                      22.9
-------------------------------------------------------------------------
U.S. Government Sponsored Agency Securities                           0.7
-------------------------------------------------------------------------
Money Market Funds                                                    7.1
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

February 29, 2008
(Unaudited)

SERIES C





                                                      PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------

BONDS & NOTES-43.51%(B)

BROADCASTING & CABLE TV-6.81%

Comcast Corp., Sr. Unsec. Unsub. Gtd. Notes,
  5.90%, 03/15/16                                    $  520,000    $   524,561
==============================================================================


DATA PROCESSING & OUTSOURCED SERVICES-2.76%

Broadridge Financial Solutions Inc., Sr. Unsec.
  Notes, 6.13%, 06/01/17                                230,000        212,644
==============================================================================


DIVERSIFIED BANKS-5.52%

Citigroup Inc, Sr. Unsec. Global Notes, 6.88%,
  03/05/38                                              215,000        217,528
------------------------------------------------------------------------------
Wachovia Corp., Sr. Unsec. Notes, 5.35%, 03/15/11       200,000        207,800
==============================================================================
                                                                       425,328
==============================================================================


ELECTRIC UTILITIES-3.33%

Exelon Generation Co. LLC, Sr. Unsec. Notes,
  6.20%, 10/01/17                                       250,000        256,280
==============================================================================


INTEGRATED TELECOMMUNICATION SERVICES-1.31%

Verizon Communications Inc., Sr. Unsec. Notes,
  5.50%, 02/15/18                                       100,000        101,111
==============================================================================


INVESTMENT BANKING & BROKERAGE-1.13%

Goldman Sachs Group, Inc. (The), Sub. Global
  Notes, 6.75%, 10/01/37                                 90,000         86,758
==============================================================================


MANAGED HEALTH CARE-1.81%

UnitedHealth Group Inc., Bonds, 6.88%, 02/15/38         140,000        139,212
==============================================================================


MULTI-LINE INSURANCE-3.37%

Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub.
  Bonds, 7.80%, 03/15/37(c)                             300,000        259,557
==============================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-4.53%

Citigroup Inc., Sr. Unsec. Unsub. Global Notes,
  5.85%, 07/02/13                                       100,000        105,922
------------------------------------------------------------------------------
Lazard Group, Sr. Unsec. Global Notes, 6.85%,
  06/15/17                                              250,000        243,400
==============================================================================
                                                                       349,322
==============================================================================


                                                      PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
RESIDENTIAL REIT'S-2.79%

ERP Operating L.P., Sr. Unsec. Unsub. Notes,
  5.13%, 03/15/16                                    $  240,000    $   214,776
==============================================================================


SOVEREIGN DEBT-2.03%

United Mexican States (Mexico), Global Notes,
  5.63%, 01/15/17                                       150,000        156,495
==============================================================================


SPECIALIZED REIT'S-4.61%

HCP, Inc., Sr. Unsec. Medium-Term Notes, 6.70%,
  01/30/18                                              400,000        354,912
==============================================================================


THRIFTS & MORTGAGE FINANCE-3.51%

Countrywide Financial Corp., Unsec. Gtd. Unsub.
  Medium-Term Global Notes, 5.80%, 06/07/12             300,000        270,750
==============================================================================
     Total Bonds & Notes (Cost $3,448,513)                           3,351,706
==============================================================================



U.S. TREASURY SECURITIES-38.69%(B)

U.S. TREASURY NOTES-33.26%

  4.50%, 04/30/12                                     1,450,000      1,576,425
------------------------------------------------------------------------------
  4.25%, 11/15/13                                       910,000        985,503
==============================================================================
                                                                     2,561,928
==============================================================================


U.S. TREASURY BONDS-5.43%

  8.13%, 08/15/19                                       300,000        417,891
==============================================================================
     Total U.S. Treasury Securities (Cost
       $2,867,931)                                                   2,979,819
==============================================================================



U.S. MORTGAGE-BACKED SECURITIES-27.11%(B)

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-11.06%

Pass Through Ctfs., TBA, 6.50%, 03/01/38(d)             820,000        851,647
==============================================================================



4          AIM CORE ALLOCATION PORTFOLIO SERIES

                                                      PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-16.05%

Pass Through Ctfs.,
  6.00%, 09/01/36                                    $  724,547    $   744,173
------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 03/01/38(d)                                    500,000        492,422
==============================================================================
                                                                     1,236,595
==============================================================================
     Total U.S. Mortgage-Backed Securities (Cost
       $2,062,719)                                                   2,088,242



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-0.78%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-0.78%

Sr. Unsec. Disc. Notes, 4.19%, 04/07/08 (Cost
  $59,742)(e)(f)                                         60,000         59,742
==============================================================================



                                                       SHARES         VALUE
------------------------------------------------------------------------------

MONEY MARKET FUNDS-8.46%

Liquid Assets Portfolio-Institutional Class(g)(h)       325,719    $   325,719
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(g)(h)             325,719        325,719
==============================================================================
     Total Money Market Funds (Cost $651,438)                          651,438
==============================================================================
TOTAL INVESTMENTS-118.55% (Cost $9,090,343)                          9,130,947
==============================================================================
OTHER ASSETS LESS LIABILITIES-(18.55)%                              (1,428,505)
==============================================================================
NET ASSETS-100.00%                                                 $ 7,702,442
______________________________________________________________________________
==============================================================================



Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
Gtd.    - Guaranteed
Jr.     - Junior
REIT    - Real Estate Investment Trust
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Assigned
Unsec.  - Unsecured
Unsub.  - Unsubordinated


Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at February 29, 2008 was $8,419,767, which represented 109.31% of the Fund's Net Assets. See Note 1A.
(c) Security, purchased in transactions exempt from registration under the Securities Act of 1933, as amended The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of this security at February 29, 2008 represented 3.37% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1I.
(e) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(f) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and Note 5.
(g) The money market fund and the Fund are affiliated by having the same investment advisor.
(h) Security is considered a cash equivalent for the purpose of the Statement of Cash Flows. See Note 1H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


5          AIM CORE ALLOCATION PORTFOLIO SERIES

PORTFOLIO COMPOSITION

By security type, based on Total Investments as of February 29, 2008



-------------------------------------------------------------------------
Asset-Backed Securities                                              46.2%
-------------------------------------------------------------------------
U.S. Mortgage-Backed Securities                                      44.8
-------------------------------------------------------------------------
U.S. Government Sponsored Agency Securities                           0.4
-------------------------------------------------------------------------
Money Market Funds                                                    8.6
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

February 29, 2008
(Unaudited)

SERIES M




                                                      PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-61.45%.(B)

COLLATERALIZED MORTGAGE OBLIGATIONS-61.45%

Bear Stearns Commercial Mortgage Securities-Series
  2007-T28, Class AM, Floating Rate, 5.84%,
  09/11/42(c)                                        $  250,000    $   217,481
------------------------------------------------------------------------------
Commercial Mortgage Pass Through Ctfs.-Series
  2006-C7, Class A4, Floating Rate Pass Through
  Ctfs., 5.77%, 06/10/46(c)                              25,000         24,639
------------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp.-Series
  2004-C5, Class A2, 4.18%, 11/15/37                    290,000        285,073
------------------------------------------------------------------------------
Fannie Mae REMICS-Series 2006-123, Class BO, Pass
  Through Ctfs., 0.92%, 01/25/37(d)                     833,094        673,750
------------------------------------------------------------------------------
Freddie Mac REMICS,
  Series 2405, Class PE,
     6.00%, 01/15/17                                    559,186        591,947
------------------------------------------------------------------------------
  Series 2425, Class JH,
     6.00%, 03/15/17                                    519,759        548,433
------------------------------------------------------------------------------
JP Morgan Mortgage Trust-Series 2006-A3, Class
  2A3, Floating Rate, 5.62%, 05/25/36(c)                750,000        762,074
------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust-Series 2007-C1,
  Class AM, 5.46%, 02/15/40                             500,000        428,659
------------------------------------------------------------------------------
Structured Adjustable Rate Mortgage Loan Trust,
  Series 2004-1, Class 3A1,
     Floating Rate,
     6.98%, 02/25/34(c)                                 191,025        194,262
------------------------------------------------------------------------------
  Series 2004-6, Class 1A,
     Floating Rate,
     7.10%, 06/25/34(c)                                 117,909        118,754
------------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities Trust,
  Series 2005-AR12, Class 2A6,
     Floating Rate,
     4.33%, 07/25/35(c)                                 389,322        385,648
------------------------------------------------------------------------------
  Series 2005-AR8, Class 2A1,
     Floating Rate,
     4.54%, 06/25/35(c)                                 424,912        421,761
==============================================================================
     Total Asset-Backed Securities (Cost
       $4,641,524)                                                   4,652,481
==============================================================================


                                                      PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------

U.S. MORTGAGE-BACKED SECURITIES-59.62%(B)

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-6.31%

Pass Through Ctfs., TBA, 5.50%, 03/01/38(e)          $  475,000    $   477,746
==============================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-53.31%

Pass Through Ctfs.,
  5.50%, 11/01/34 to 02/01/35                           842,886        850,067
------------------------------------------------------------------------------
  5.00%, 02/01/35                                       434,654        429,690
------------------------------------------------------------------------------
  6.00%, 09/01/36                                       724,547        744,173
------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.50%, 03/01/38(e)                                  2,000,000      2,011,563
==============================================================================
                                                                     4,035,493
==============================================================================
     Total U.S. Mortgage-Backed Securities (Cost
       $4,431,924)                                                   4,513,239
==============================================================================



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-0.53%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-0.53%

Sr. Unsec. Disc. Notes, 4.19%, 04/07/08 (Cost
  $39,828)(f)(g)                                         40,000         39,828
==============================================================================


                                                       SHARES

MONEY MARKET FUNDS-11.52%

Liquid Assets Portfolio-Institutional Class(h)(i)       436,039        436,039
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(h)(i)             436,039        436,039
==============================================================================
     Total Money Market Funds (Cost $872,078)                          872,078
==============================================================================
TOTAL INVESTMENTS-133.12% (Cost $9,985,354)                         10,077,626
==============================================================================
OTHER ASSETS LESS LIABILITIES-(33.12)%                              (2,507,134)
==============================================================================
NET ASSETS-100.00%                                                 $ 7,570,492
______________________________________________________________________________
==============================================================================





6          AIM CORE ALLOCATION PORTFOLIO SERIES

Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
REMICS  - Real Estate Mortgage Investment Conduits
Sr.     - Senior
TBA     - To Be Assigned
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at February 29, 2008 was $9,165,720, which represented 121.07% of the Fund's Net Assets. See Note 1A.
(c) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(d) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at time of purchase.
(e) Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1I.
(f) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and Note 5.
(h) The money market fund and the Fund are affiliated by having the same investment advisor.
(i) Security is considered a cash equivalent for the purpose of the Statement of Cash Flows. See Note 1H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


7          AIM CORE ALLOCATION PORTFOLIO SERIES

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2008
(Unaudited)



                                                                              SERIES C       SERIES M
                                                                            -----------

ASSETS:

Investments, at value                                                       $ 8,479,509    $ 9,205,548
-------------------------------------------------------------------------   -----------    -----------
Investments in affiliated money market funds, at value                          651,438        872,078
=========================================================================   ===========    ===========
     Total investments                                                        9,130,947     10,077,626
=========================================================================   ===========    ===========
Receivables for:
  Investments sold                                                              979,956      1,215,236
-------------------------------------------------------------------------   -----------    -----------
  Variation margin                                                               31,787             --
-------------------------------------------------------------------------   -----------    -----------
  Dividends and interest                                                        102,054         32,316
=========================================================================   ===========    ===========
     Total assets                                                            10,244,744     11,325,178
=========================================================================   ===========    ===========


LIABILITIES:

Payables for:
  Investments purchased                                                       2,542,302      3,720,410
-------------------------------------------------------------------------   -----------    -----------
  Dividends                                                                          --         32,917
-------------------------------------------------------------------------   -----------    -----------
  Variation margin                                                                   --          1,359
=========================================================================   ===========    ===========
     Total liabilities                                                        2,542,302      3,754,686
=========================================================================   ===========    ===========
Net assets applicable to shares outstanding                                 $ 7,702,442    $ 7,570,492
=========================================================================   ===========    ===========


NET ASSETS CONSIST OF:

Shares of beneficial interest                                               $ 7,445,140    $ 7,494,428
-------------------------------------------------------------------------   -----------    -----------
Undistributed net investment income                                               6,375         28,511
-------------------------------------------------------------------------   -----------    -----------
Undistributed net realized gain (loss)                                          167,675        (46,251)
-------------------------------------------------------------------------   -----------    -----------
Unrealized appreciation                                                          83,252         93,804
=========================================================================   ===========    ===========
                                                                            $ 7,702,442    $ 7,570,492
=========================================================================   ===========    ===========


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Outstanding                                                                     760,639        765,068
-------------------------------------------------------------------------   -----------    -----------
Net asset value per share                                                   $     10.13    $      9.90
-------------------------------------------------------------------------   -----------    -----------
Cost of investments                                                         $ 8,438,905    $ 9,113,276
-------------------------------------------------------------------------   -----------    -----------
Cost of investments in affiliated money market funds                        $   651,438    $   872,078
=========================================================================   ===========    ===========
     Total investments, at cost                                             $ 9,090,343    $ 9,985,354
=========================================================================   ===========    ===========




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


8          AIM CORE ALLOCATION PORTFOLIO SERIES

STATEMENT OF OPERATIONS

For the six months ended February 29, 2008
(Unaudited)



                                                                             SERIES C    SERIES M
                                                                             --------

INVESTMENT INCOME:

Interest                                                                     $238,611    $235,867
--------------------------------------------------------------------------   --------    --------
Dividends from affiliated money market funds                                   15,368      16,307
==========================================================================   ========    ========
     Total investment income                                                  253,979     252,174
==========================================================================   ========    ========


EXPENSES:

Management fees                                                                10,584      10,491
--------------------------------------------------------------------------   --------    --------
Less: Fees waived                                                             (10,584)    (10,491)
--------------------------------------------------------------------------   --------    --------
Net investment income                                                         253,979     252,174
--------------------------------------------------------------------------   --------    --------


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                       233,263      67,041
--------------------------------------------------------------------------   --------    --------
  Foreign currencies                                                              114          --
--------------------------------------------------------------------------   --------    --------
  Futures contracts                                                           170,459     (67,077)
==========================================================================   ========    ========
                                                                              403,836         (36)
==========================================================================   ========    ========
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                       (62,623)    132,336
--------------------------------------------------------------------------   --------    --------
  Futures contracts                                                            62,810       4,912
==========================================================================   ========    ========
                                                                                  187     137,248
==========================================================================   ========    ========
Net realized and unrealized gain                                              404,023     137,212
==========================================================================   ========    ========
Net increase in net assets resulting from operations                         $658,002    $389,386
==========================================================================   ========    ========




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


9          AIM CORE ALLOCATION PORTFOLIO SERIES

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2008 and the year ended August 31, 2007 (Unaudited)



                                                                   SERIES C                       SERIES M
                                                         ---------------------------    ---------------------------
                                                         FEBRUARY 29,     AUGUST 31,    FEBRUARY 29,     AUGUST 31,
                                                             2008            2007           2008            2007
                                                         ------------

OPERATIONS:

  Net investment income                                   $   253,979    $   773,944     $   252,174    $   721,440
------------------------------------------------------   ---------------------------    ---------------------------
  Net realized gain (loss)                                    403,836        278,083             (36)        68,098
------------------------------------------------------   ---------------------------    ---------------------------
  Change in net unrealized appreciation (depreciation)            187        (70,973)        137,248       (201,408)
======================================================   ===========================    ===========================
     Net increase in net assets resulting from
       operations                                             658,002        981,054         389,386        588,130
======================================================   ===========================    ===========================
Distributions to shareholders from net investment
  income                                                     (294,888)      (766,803)       (241,738)      (710,020)
======================================================   ===========================    ===========================
Distributions to shareholders from net realized gains         (86,377)            --              --             --
======================================================   ===========================    ===========================
     Decrease in net assets resulting from
       distributions                                         (381,265)      (766,803)       (241,738)      (710,020)
======================================================   ===========================    ===========================
Share transactions-net:                                    (3,726,340)    (3,784,508)     (3,681,198)    (3,778,203)
======================================================   ===========================    ===========================
     Net increase (decrease) in net assets                 (3,449,603)    (3,570,257)     (3,533,550)    (3,900,093)
======================================================   ===========================    ===========================


NET ASSETS:

  Beginning of period                                      11,152,045     14,722,302      11,104,042     15,004,135
======================================================   ===========================    ===========================
  End of period*                                          $ 7,702,442    $11,152,045     $ 7,570,492    $11,104,042
======================================================   ===========================    ===========================
  * Includes accumulated undistributed net investment
     income                                               $     6,375    $    47,284     $    28,511    $    18,075
======================================================   ===========================    ===========================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


10          AIM CORE ALLOCATION PORTFOLIO SERIES

STATEMENT OF CASH FLOWS

For the six months ended February 29, 2008
(Unaudited)



                                                                             SERIES C        SERIES M
                                                                           ------------

CASH PROVIDED BY OPERATING ACTIVITIES:

  Net increase in net assets resulting from operations                     $    658,002    $   389,386
========================================================================   ============    ===========


ADJUSTMENTS TO RECONCILE NET INCREASE (DECREASE) IN NET ASSETS FROM RESULTING FROM
  OPERATIONS
  TO NET CASH PROVIDED BY OPERATING ACTIVITIES:

  Purchases of investments                                                  (19,482,432)    (1,463,001)
------------------------------------------------------------------------   ------------    -----------
  Net (purchases)/sales of short-term securities                                103,848         63,598
------------------------------------------------------------------------   ------------    -----------
  Net amortization of premium and (accretion of discount) on investment
     securities                                                                   4,746         (2,425)
------------------------------------------------------------------------   ------------    -----------
  Proceeds from disposition of investment securities and principal
     payments                                                                21,104,222      2,463,779
------------------------------------------------------------------------   ------------    -----------
  Realized gain on investment securities                                       (233,263)       (67,041)
------------------------------------------------------------------------   ------------    -----------
  Change in unrealized gain (loss) on investment securities                      62,623       (132,336)
------------------------------------------------------------------------   ------------    -----------
  Increase (decrease) in variation margin receivable                            (31,787)         6,328
------------------------------------------------------------------------   ------------    -----------
  Increase (decrease) in variation margin payable                                   855         (1,359)
------------------------------------------------------------------------   ------------    -----------
  Decrease in dividends and interest receivables                                 27,197         22,497
------------------------------------------------------------------------   ------------    -----------
     Net cash provided by operating activities                                2,214,011      1,279,426
========================================================================   ============    ===========


CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES:

  Net cash activity from dollar rolls                                         1,507,253      2,219,637
------------------------------------------------------------------------   ------------    -----------
  Proceeds from shares of beneficial interest sold                              108,594        107,467
------------------------------------------------------------------------   ------------    -----------
  Disbursements from shares of beneficial interest reacquired                (3,854,193)    (3,806,904)
------------------------------------------------------------------------   ------------    -----------
  Dividends paid to shareholders                                               (377,915)      (252,612)
========================================================================   ============    ===========
     Net cash provided by (used in) financing activities                     (2,616,261)    (1,732,412)
========================================================================   ============    ===========
Net increase (decrease) in cash and cash equivalents                           (402,250)      (452,986)
========================================================================   ============    ===========
Cash and cash equivalents at beginning of period                              1,053,688      1,325,064
========================================================================   ============    ===========
Cash and cash equivalents at end of period                                 $    651,438    $   872,078
========================================================================   ============    ===========


NON-CASH FINANCING ACTIVITIES:

  Value of capital shares issued in reinvestment of dividends paid to
     shareholders                                                          $      3,350    $     2,408
========================================================================   ============    ===========




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


11          AIM CORE ALLOCATION PORTFOLIO SERIES

NOTES TO FINANCIAL STATEMENTS

February 29, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Core Allocation Portfolio Series (the "Trust") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of two separate portfolios (each constituting a "Fund"). The Funds covered in this report are Series C and Series M (collectively, the "Funds"). Each Fund is authorized to issue an unlimited number of shares of beneficial interest. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Each Fund is available exclusively through separately managed accounts, the investments of which are allocated principally to fixed income investments and that are advised or sub-advised by Invesco Aim Advisors, Inc. ("the Advisor or Invesco Aim") or its affiliates. Clients, who are indirect Fund shareholders and invest in these separately managed accounts, pay a wrap or similar management fee to participate in such accounts.

  The Funds' investment objective is a high total return consistent with preservation of capital.

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.


12          AIM CORE ALLOCATION PORTFOLIO SERIES

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Funds may periodically participate in litigation related to Fund investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of such Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the advisor.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Generally, Series C declares dividends monthly and Series M declares dividends daily, if any. The Funds generally pay declared dividends monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Funds may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H. CASH AND CASH EQUIVALENTS -- For the purposes of the Statement of Cash Flows the Funds define Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

I. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS -- The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

        In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

        Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.


13          AIM CORE ALLOCATION PORTFOLIO SERIES

        At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

        Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

        Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sale the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        Each Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on such Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds may enter into a foreign currency contract to attempt to minimize the risk to the Funds from adverse changes in the relationship between currencies. The Funds may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Funds could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

L. FUTURES CONTRACTS -- The Funds may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Funds' agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the such Fund's basis in the contract. If such Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M. COLLATERAL -- To the extent each Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is such Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment management agreement with Invesco Aim pursuant to which Invesco Aim provides all management and advisory services necessary for the operation of each Fund. Invesco Aim benefits from the Funds being an investment option in wrap fee and certain other programs advised or sub-advised by Invesco Aim or its affiliates. Invesco Aim and/or its affiliates receive fees for advising or sub-advising such wrap programs. Under the terms of the investment management agreement, each Fund pays an advisory fee to the Advisor based on the annual rate equal to 0.23% of such Fund's average daily net assets. However, the Advisor has agreed irrevocably to waive all fees and pay all expenses incurred by the Funds in connection with their operations, except for (i) all brokers' commissions, issue and transfer taxes, foreign taxes and other costs chargeable to the Trust or each Fund in connection with securities transactions to which the Trust or such Fund are a party or in connection with securities owned by the Trust or such Fund; (ii) costs, including interest expense, of borrowing money; and (iii) extraordinary items such as litigation costs authorized by the Board of Trustees.

  Under the terms of a master sub-advisory agreement between Invesco Aim and Invesco Institutional (N.A.), Inc., Invesco Aim pays Invesco 0.11% of each Fund's average daily net assets.

  Under the terms of a master sub-advisory agreement approved by shareholders of the Funds on March 28, 2008, to be effective as of May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior

14          AIM CORE ALLOCATION PORTFOLIO SERIES

Secured Management, Inc. and AIM Funds Management Inc. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Funds, may pay an amount equal to 0.11% of net assets to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  For the six months ended February 29, 2008, the Advisor waived the following advisory fees:

Series C                                                   $10,584
------------------------------------------------------------------
Series M                                                    10,491
__________________________________________________________________
==================================================================




  The Trust has entered into a master administrative services agreement with Invesco Aim whereby Invesco Aim provides accounting, shareholder and other administrative services to each Fund. Invesco Aim does not charge the Funds any fees under the administrative services agreement. The Trust has also entered into a transfer agency and service agreement with Invesco Aim and Invesco Aim Investment Services, Inc. ("IAIS") whereby IAIS provides transfer agency and shareholder services to each Fund. The Funds are not charged any fees pursuant to such agreement.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for shares of each Fund. The Funds are not charged any fees pursuant to the distribution agreement with IADI.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

  Certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund's allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco Aim and not by the Trust.

NOTE 4--BORROWINGS

The Funds may borrow for leveraging in an amount up to 5% of each Fund's total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Funds are permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate. The Funds may not purchase additional securities when any borrowings from banks exceeds 5% of each Fund's total assets.

  Additionally, the Funds are a party to an uncommitted unsecured revolving credit facility with SSB. Each Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Funds and other funds advised by Invesco Aim, which are parties to the credit facility, can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended February 29, 2008, the Funds did not borrow under the uncommitted unsecured revolving credit facility.

NOTE 5--FUTURES CONTRACTS

SERIES C


  On February 29, 2008, U.S. Government Sponsored Agency obligations with a value of $59,742 were pledged as collateral to cover margin requirements for open futures contracts.

                                    OPEN FUTURES CONTRACTS AT PERIOD END
------------------------------------------------------------------------------------------------------------
                                                     NUMBER OF        MONTH/          VALUE      UNREALIZED
CONTRACT                                             CONTRACTS      COMMITMENT       02/29/08   APPRECIATION
------------------------------------------------------------------------------------------------------------

U.S. Treasury 5 Year Notes                               14        June-2008/Long  $ 1,599,500    $ 30,704
------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Bonds                              4         June-2008/Long      469,125      11,944
============================================================================================================
                                                                                   $ 2,068,625    $ 42,648
____________________________________________________________________________________________________________
============================================================================================================





15          AIM CORE ALLOCATION PORTFOLIO SERIES

SERIES M

On February 29, 2008, U.S. Government Sponsored Agency obligations with a value of $39,828 were pledged as collateral to cover margin requirements for open futures contracts.

                                          OPEN FUTURES CONTRACTS AT PERIOD END
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           UNREALIZED
                                                     NUMBER OF           MONTH/             VALUE         APPRECIATION
CONTRACT                                             CONTRACTS         COMMITMENT          02/29/08      (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------

U.S. Treasury 10 Year Bonds                               3           June-2008/Long     $   351,844        $  8,962
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury 30 Year Bonds                               3         March-2008/Short        (359,063)         (7,430)
=======================================================================================================================
                                                                                         $    (7,219)       $  1,532
_______________________________________________________________________________________________________________________
=======================================================================================================================



NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Funds had a capital loss carryforward as of August 31, 2007 which expire as follows:

                                                                         CAPITAL LOSS CARRYFORWARD*
                                                                   --------------------------------------
                                                                   AUGUST 31,     AUGUST 31,
                                                                      2014           2015          TOTAL
---------------------------------------------------------------------------------------------------------
Series C                                                            $136,362        $   --       $136,362
---------------------------------------------------------------------------------------------------------
Series M                                                             144,346         4,167        148,513
_________________________________________________________________________________________________________
=========================================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--INVESTMENT SECURITIES

During the six months ended February 29, 2008 purchases and sales of investments (excluding short-term investments) were as follows:

                                    PURCHASES                       SALES
                                    (EXCLUDING                    (EXCLUDING                  PURCHASES OF
                            U.S. TREASURY SECURITIES)     U.S. TREASURY SECURITIES)     U.S. TREASURY SECURITIES
----------------------------------------------------------------------------------------------------------------
Series C                           $13,046,568                   $(12,432,266)                 $6,152,971
----------------------------------------------------------------------------------------------------------------
Series M                               251,360                     (2,879,342)                    369,035
________________________________________________________________________________________________________________
================================================================================================================

                                    SALES OF
                            U.S. TREASURY SECURITIES
----------------------------------------------------
Series C                           $(9,151,903)
----------------------------------------------------
Series M                              (817,474)
____________________________________________________
====================================================




  At February 29, 2008, the aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

                              FEDERAL TAX COST     UNREALIZED APPRECIATION     UNREALIZED (DEPRECIATION)
--------------------------------------------------------------------------------------------------------
Series C                         $9,124,019                $152,187                    $(145,259)
--------------------------------------------------------------------------------------------------------
Series M                          9,886,435                 311,298                     (120,107)
________________________________________________________________________________________________________
========================================================================================================

                              NET UNREALIZED APPRECIATION
---------------------------------------------------------
Series C                                $  6,928
---------------------------------------------------------
Series M                                 191,191
_________________________________________________________
=========================================================




  Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

NOTE 8--SHARE INFORMATION

Each Fund currently offers one class of shares.

SERIES C


                                           CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                YEAR ENDED
                                                                FEBRUARY 29, 2008(a)            AUGUST 31, 2007
                                                              ------------------------     ------------------------
                                                               SHARES         AMOUNT        SHARES         AMOUNT
-------------------------------------------------------------------------------------------------------------------
Sold                                                            10,803     $   108,594      114,035     $ 1,122,059
-------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends                                340           3,350          431           4,251
-------------------------------------------------------------------------------------------------------------------
Reacquired                                                    (382,869)     (3,838,284)    (497,023)     (4,910,818)
===================================================================================================================
                                                              (371,726)    $(3,726,340)    (382,557)    $(3,784,508)
___________________________________________________________________________________________________________________
===================================================================================================================





16          AIM CORE ALLOCATION PORTFOLIO SERIES

SERIES M


                                           CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                YEAR ENDED
                                                                FEBRUARY 29, 2008(a)            AUGUST 31, 2007
                                                              ------------------------     ------------------------
                                                               SHARES         AMOUNT        SHARES         AMOUNT
-------------------------------------------------------------------------------------------------------------------
Sold                                                            10,883     $   107,467      114,455     $ 1,127,461
-------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends                                244           2,408          466           4,589
-------------------------------------------------------------------------------------------------------------------
Reacquired                                                    (384,153)     (3,791,073)    (499,088)     (4,910,253)
===================================================================================================================
                                                              (373,026)    $(3,681,198)    (384,167)    $(3,778,203)
___________________________________________________________________________________________________________________
===================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Funds and that owns 99% of the outstanding shares of the Funds. IADI has an agreement with this entity to sell Fund shares. The Funds, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Funds, for providing services to the Funds, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.


17          AIM CORE ALLOCATION PORTFOLIO SERIES

NOTE 9--FINANCIAL HIGHLIGHTS--SERIES C

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                           DECEMBER 30, 2005
                                                      SIX MONTHS ENDED     YEAR ENDED     (COMMENCEMENT DATE)
                                                        FEBRUARY 29,       AUGUST 31,        TO AUGUST 31,
                                                            2008              2007                2006
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 9.85            $  9.72            $ 10.00
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.29               0.57               0.37
-------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                         0.41               0.12              (0.37)
-------------------------------------------------------------------------------------------------------------
  Net gain from investment error                               --                 --               0.05
=============================================================================================================
     Total from investment operations                        0.70               0.69               0.05
=============================================================================================================
Less distributions:
  Dividends from net investment income                      (0.32)             (0.56)             (0.33)
-------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                     (0.10)                --                 --
=============================================================================================================
     Total distributions                                    (0.42)             (0.56)             (0.33)
=============================================================================================================
Net asset value, end of period                             $10.13            $  9.85            $  9.72
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(a)                                              7.32%              7.25%              0.58%(b)
_____________________________________________________________________________________________________________
=============================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $7,702            $11,152            $14,722
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                           0.00%(c)           0.00%              0.00%(d)
-------------------------------------------------------------------------------------------------------------
  Without fee waivers                                        0.23%(c)           0.23%              0.23%(d)
=============================================================================================================
Ratio of net investment income to average net
  assets                                                     5.52%(c)           5.78%              5.89%(d)
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate(e)                                    231%               420%               482%
_____________________________________________________________________________________________________________
=============================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a wrap product, which if included would reduce total returns.
(b) Total return includes net gain from investment error. Total return excluding net gain from investment error was 0.07%.
(c)  Ratios are annualized and based on average daily net assets of $9,254,435.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 9--FINANCIAL HIGHLIGHTS--SERIES M

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                           DECEMBER 30, 2005
                                                      SIX MONTHS ENDED     YEAR ENDED     (COMMENCEMENT DATE)
                                                        FEBRUARY 29,       AUGUST 31,        TO AUGUST 31,
                                                            2008              2007                2006
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 9.76            $  9.86            $ 10.00
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.28               0.53               0.35
-------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                         0.12              (0.11)             (0.18)
=============================================================================================================
     Total from investment operations                        0.40               0.42               0.17
=============================================================================================================
Less dividends from net investment income                   (0.26)             (0.52)             (0.31)
=============================================================================================================
Net asset value, end of period                             $ 9.90            $  9.76            $  9.86
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(a)                                              4.13%              4.30%              1.77%
_____________________________________________________________________________________________________________
=============================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $7,570            $11,104            $15,004
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                           0.00%(b)           0.00%              0.00%(c)
-------------------------------------------------------------------------------------------------------------
  Without fee waivers                                        0.23%(b)           0.23%              0.23%(c)
=============================================================================================================
Ratio of net investment income to average net
  assets                                                     5.53%(b)           5.36%              5.62%(c)
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate(d)                                      8%                46%               295%
_____________________________________________________________________________________________________________
=============================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a wrap product, which if included would reduce total returns.
(b)  Ratios are annualized and based on average daily net assets of $9,172,320.
(c)  Annualized.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



18          AIM CORE ALLOCATION PORTFOLIO SERIES

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION

On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation described above may have on Invesco Aim, IADI or the Fund.


19          AIM CORE ALLOCATION PORTFOLIO SERIES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Funds, you incur ongoing costs, including management fees; and other Fund expenses, if any. However, Invesco Aim Advisors, Inc. ("Invesco Aim"), the Funds' advisor, has agreed to irrevocably waive all fees and pay all operating expenses, except extraordinary expenses, incurred by the Funds. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2007, through February 29, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


--------------------------------------------------------------------------------------------------
                                                                   HYPOTHETICAL
                                                             (5% ANNUAL RETURN BEFORE
                                          ACTUAL                     EXPENSES)
                                ------------------------------------------------------
                   BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                 ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
     SERIES        (09/01/07)   (02/29/08)(1)   PERIOD(2)     (02/29/08)    PERIOD(2)      RATIO
--------------------------------------------------------------------------------------------------
       C           $1,000.00      $1,073.20       $0.00       $1,024.86       $0.00        0.00%
--------------------------------------------------------------------------------------------------
       M            1,000.00       1,041.30        0.00        1,024.86        0.00        0.00
--------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Funds for the period September 1, 2007, through February 29, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to each Fund's annualized expense ratio, as indicated above, multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year. Invesco Aim has agreed to irrevocably waive all fees and pay all operating expenses, except extraordinary expenses, incurred by the Fund.


20          AIM CORE ALLOCATION PORTFOLIO SERIES

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Funds provide a complete list of their holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Funds' semiannual and annual reports to shareholders. For the first and third quarters, the Funds file the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available on the SEC Web site at sec.gov. There shareholders can look up the Funds' Forms N-Q. Copies of the Funds' Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-21792 and 333-127335.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Funds voted proxies related to their portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Funds from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

Invesco Aim(SM) is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc., Invesco Global Asset Management (N.A.), Inc., AIM Funds Management Inc. (DBA AIM Trimark Investments), Invesco Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. (DBA Invesco Trimark) on or prior to Dec. 31, 2008. Invesco Aim Distributors, Inc. is the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                               [Invesco Aim LOGO]
                                - SERVICE MARK -

invescoaim.com            PAMCAPS-SAR-1           Invesco Aim Distributors, Inc.

ITEM 2. CODE OF ETHICS.

          There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

          Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of March 18, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 18, 2008, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)  Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)  Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Core Allocation Portfolio Series


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: May 8, 2008

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: May 8, 2008


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: May 8, 2008

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                                  EXHIBIT INDEX

12(a)(1)  Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)  Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.